UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

This report on Form N-Q relates solely to the Registrant’s VIP Contrafund Portfolio series (a “Fund”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2016

VIPCON-QTLY-0516
1.799865.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.5%
Delphi Automotive PLC	1,216,400	$91,254,328
Automobiles - 0.3%
Tesla Motors, Inc. (a)	278,000	63,876,060
Diversified Consumer Services - 0.3%
2U, Inc. (a)	1,118,518	25,278,507
H&R Block, Inc.	1,068,000	28,216,560
		53,495,067
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	5,213,200	117,401,264
Las Vegas Sands Corp.	886,900	45,834,992
Starbucks Corp.	2,602,600	155,375,220
Tuniu Corp. Class A sponsored ADR (a)	123,588	1,289,023
		319,900,499
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	531,400	315,460,296
Media - 2.8%
Charter Communications, Inc. Class A (a)(b)	808,000	163,563,440
Comcast Corp. Class A	236,000	14,414,880
ITV PLC	5,660,771	19,610,241
Manchester United PLC	1,131,360	16,336,838
MDC Partners, Inc. Class A (c)	2,530,720	59,724,992
The Walt Disney Co.	2,304,700	228,879,757
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	11,499	2,437,788
		504,967,936
Multiline Retail - 0.3%
B&M European Value Retail S.A.	15,805,466	60,247,393
Specialty Retail - 3.7%
AutoZone, Inc. (a)	133,645	106,473,635
Home Depot, Inc.	1,828,494	243,975,954
L Brands, Inc.	1,682,371	147,728,998
Ross Stores, Inc.	1,667,950	96,574,305
TJX Companies, Inc.	867,639	67,979,516
		662,732,408
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. Class B	3,100,802	190,606,299
VF Corp.	2,248,800	145,632,288
		336,238,587

TOTAL CONSUMER DISCRETIONARY		2,408,172,574

CONSUMER STAPLES - 10.3%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	513,400	77,569,606
Monster Beverage Corp.	470,233	62,719,678
The Coca-Cola Co.	6,016,306	279,096,435
		419,385,719
Food & Staples Retailing - 2.5%
CVS Health Corp.	2,074,364	215,173,778
Kroger Co.	3,177,464	121,537,998
Sprouts Farmers Market LLC (a)	645,600	18,748,224
Wal-Mart Stores, Inc.	364,276	24,949,263
Walgreens Boots Alliance, Inc.	322,000	27,125,280
Whole Foods Market, Inc.	1,106,206	34,414,069
		441,948,612
Food Products - 0.7%
Mead Johnson Nutrition Co. Class A	780,589	66,326,647
The Hershey Co.	447,090	41,172,518
TreeHouse Foods, Inc. (a)	214,100	18,573,175
		126,072,340
Household Products - 1.5%
Colgate-Palmolive Co.	2,482,000	175,353,300
Procter & Gamble Co.	1,094,184	90,062,285
		265,415,585
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	693,428	65,397,195
Nu Skin Enterprises, Inc. Class A (b)	505,037	19,317,665
		84,714,860
Tobacco - 2.8%
Altria Group, Inc.	3,857,554	241,714,334
British American Tobacco PLC sponsored ADR	1,563,979	182,844,785
Philip Morris International, Inc.	878,100	86,150,391
		510,709,510

TOTAL CONSUMER STAPLES		1,848,246,626

ENERGY - 6.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,674,100	73,375,803
Dril-Quip, Inc. (a)	325,692	19,723,908
Halliburton Co.	610,482	21,806,417
Independence Contract Drilling, Inc. (a)	1,081,939	5,160,849
Oceaneering International, Inc.	479,162	15,927,345
Schlumberger Ltd.	1,909,900	140,855,125
		276,849,447
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	1,731,521	80,636,933
Apache Corp.	1,330,400	64,936,824
Black Stone Minerals LP	1,149,100	16,098,891
Cabot Oil & Gas Corp.	1,520,335	34,526,808
Chevron Corp.	903,900	86,232,060
Cimarex Energy Co.	395,900	38,509,193
ConocoPhillips Co.	2,110,000	84,969,700
Devon Energy Corp.	221,400	6,075,216
EOG Resources, Inc.	476,774	34,604,257
Exxon Mobil Corp.	1,156,102	96,638,566
Kinder Morgan, Inc.	269,700	4,816,842
Memorial Resource Development Corp. (a)	1,245,600	12,680,208
Newfield Exploration Co. (a)	987,200	32,824,400
Noble Energy, Inc.	2,284,800	71,765,568
Parsley Energy, Inc. Class A (a)	685,957	15,502,628
Phillips 66 Co.	976,139	84,523,876
Pioneer Natural Resources Co.	338,000	47,570,120
PrairieSky Royalty Ltd. (b)	1,359,112	25,785,193
SM Energy Co. (b)	1,171,800	21,959,532
Suncor Energy, Inc.	2,294,495	63,901,354
		924,558,169

TOTAL ENERGY		1,201,407,616

FINANCIALS - 15.1%
Banks - 5.8%
Bank of America Corp.	14,711,414	198,898,317
Citigroup, Inc.	3,573,950	149,212,413
Comerica, Inc.	1,302,900	49,340,823
FirstMerit Corp.	369,900	7,786,395
Huntington Bancshares, Inc.	7,430,581	70,887,743
JPMorgan Chase & Co.	3,908,606	231,467,647
M&T Bank Corp.	843,700	93,650,700
Regions Financial Corp.	4,576,800	35,927,880
Synovus Financial Corp.	926,323	26,779,998
U.S. Bancorp	3,745,344	152,023,513
Zions Bancorporation	999,800	24,205,158
		1,040,180,587
Capital Markets - 1.8%
Bank of New York Mellon Corp.	670,100	24,679,783
BlackRock, Inc. Class A	186,313	63,452,618
E*TRADE Financial Corp. (a)	1,343,578	32,904,225
Goldman Sachs Group, Inc.	871,800	136,855,164
Invesco Ltd.	609,257	18,746,838
Northern Trust Corp.	474,864	30,946,887
Oaktree Capital Group LLC Class A	331,134	16,334,840
		323,920,355
Consumer Finance - 2.3%
Capital One Financial Corp.	4,203,948	291,375,636
Discover Financial Services	563,700	28,703,604
Navient Corp.	3,290,676	39,389,392
OneMain Holdings, Inc. (a)	885,298	24,283,724
SLM Corp. (a)	5,632,376	35,821,911
		419,574,267
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,032,150
Class B (a)	749,600	106,353,248
Broadcom Ltd.	297,900	46,025,550
IntercontinentalExchange, Inc.	71,009	16,697,056
KBC Ancora	450,178	14,750,456
		193,858,460
Insurance - 1.6%
Chubb Ltd.	960,248	114,413,549
Direct Line Insurance Group PLC	5,242,191	27,872,716
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,200	11,868,246
Marsh & McLennan Companies, Inc.	1,561,870	94,946,077
MetLife, Inc.	496,687	21,824,427
Unum Group	623,100	19,266,252
		290,191,267
Real Estate Investment Trusts - 2.2%
Altisource Residential Corp. Class B	2,128,082	25,536,984
American Tower Corp.	292,900	29,984,173
Boston Properties, Inc.	317,900	40,398,732
Coresite Realty Corp.	91,800	6,426,918
Crown Castle International Corp.	103,000	8,909,500
Duke Realty LP	1,694,800	38,200,792
Equinix, Inc.	142,200	47,026,962
Extra Space Storage, Inc.	395,800	36,991,468
FelCor Lodging Trust, Inc.	1,352,900	10,985,548
Outfront Media, Inc.	985,014	20,783,795
Store Capital Corp.	2,905,300	75,189,164
Sun Communities, Inc.	344,269	24,653,103
VEREIT, Inc.	2,953,900	26,201,093
		391,288,232
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,526,789	44,002,059

TOTAL FINANCIALS		2,703,015,227

HEALTH CARE - 13.7%
Biotechnology - 3.8%
AbbVie, Inc.	373,421	21,329,808
Alexion Pharmaceuticals, Inc. (a)	503,132	70,046,037
Amgen, Inc.	1,164,520	174,596,484
Biogen, Inc. (a)	409,531	106,609,110
BioMarin Pharmaceutical, Inc. (a)	235,993	19,464,703
Celgene Corp. (a)	1,118,200	111,920,638
Gilead Sciences, Inc.	1,342,061	123,281,723
Regeneron Pharmaceuticals, Inc. (a)	151,800	54,714,792
		681,963,295
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	2,397,230	100,276,131
Boston Scientific Corp. (a)	7,635,649	143,626,558
Edwards Lifesciences Corp. (a)	690,284	60,889,952
Medtronic PLC	3,071,090	230,331,750
The Cooper Companies, Inc.	278,620	42,899,121
Wright Medical Group NV (a)	1,204,200	19,989,720
		598,013,232
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	455,433	7,232,276
Cigna Corp.	827,026	113,501,048
HealthSouth Corp. warrants 1/17/17 (a)	84	172
Henry Schein, Inc. (a)	446,741	77,120,899
McKesson Corp.	531,800	83,625,550
UnitedHealth Group, Inc.	1,486,700	191,635,630
		473,115,575
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	262,638	10,166,717
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,281,000	51,047,850
Thermo Fisher Scientific, Inc.	631,013	89,345,131
		140,392,981
Pharmaceuticals - 3.1%
Allergan PLC (a)	671,652	180,022,886
Bristol-Myers Squibb Co.	3,300,805	210,855,423
Horizon Pharma PLC (a)	1,448,700	24,004,959
Pfizer, Inc.	1,596,100	47,308,404
Shire PLC sponsored ADR (b)	193,800	33,314,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,133,900	60,674,989
		556,180,881

TOTAL HEALTH CARE		2,459,832,681

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.9%
United Technologies Corp.	1,673,600	167,527,360
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	685,177	86,462,486
Electrical Equipment - 2.4%
AMETEK, Inc.	8,175,149	408,593,947
SolarCity Corp. (a)(b)	543,300	13,354,314
Sunrun, Inc. (a)(b)	321,878	2,085,769
		424,034,030
Industrial Conglomerates - 4.4%
Danaher Corp.	4,346,521	412,310,982
Roper Technologies, Inc.	2,101,110	384,019,875
		796,330,857
Machinery - 0.0%
SPX Flow, Inc. (a)	101,766	2,552,291
Professional Services - 1.0%
Verisk Analytics, Inc. (a)	1,991,021	159,122,398
WageWorks, Inc. (a)	318,400	16,114,224
		175,236,622
Road & Rail - 0.0%
eHi Car Service Co. Ltd. sponsored ADR (a)	40	500

TOTAL INDUSTRIALS		1,652,144,146

INFORMATION TECHNOLOGY - 19.8%
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	229,824	19,867,775
Internet Software & Services - 7.1%
58.com, Inc. ADR (a)	117,455	6,536,371
Alibaba Group Holding Ltd. sponsored ADR (a)	993,100	78,484,693
Alphabet, Inc.:
Class A	34,400	26,243,760
Class C	782,336	582,801,207
Box, Inc. Class A (a)(b)	743,600	9,116,536
Cornerstone OnDemand, Inc. (a)	759,160	24,877,673
Cvent, Inc. (a)	1,839,831	39,372,383
Demandware, Inc. (a)	199,000	7,780,900
Facebook, Inc. Class A (a)	2,809,076	320,515,572
Just Dial Ltd.	1,407,185	16,277,512
Marketo, Inc. (a)	53,500	1,046,995
New Relic, Inc. (a)(b)	1,703,603	44,429,966
Opower, Inc. (a)(b)(c)	2,977,061	20,273,785
Shopify, Inc. Class A	225,400	6,358,534
Tencent Holdings Ltd.	533,000	10,896,848
Yahoo!, Inc. (a)	1,936,900	71,297,289
		1,266,310,024
IT Services - 1.1%
Blackhawk Network Holdings, Inc. (a)	1,223,980	41,982,514
Cognizant Technology Solutions Corp. Class A (a)	235,000	14,734,500
Fidelity National Information Services, Inc.	79,800	5,052,138
Global Payments, Inc.	441,000	28,797,300
Sabre Corp.	973,944	28,166,460
Travelport Worldwide Ltd.	6,053,205	82,686,780
		201,419,692
Semiconductors & Semiconductor Equipment - 3.2%
Intersil Corp. Class A	1,583,529	21,171,783
Marvell Technology Group Ltd.	7,086,267	73,059,413
Maxim Integrated Products, Inc.	78,000	2,868,840
Micron Technology, Inc. (a)	823,100	8,617,857
NVIDIA Corp.	1,002,102	35,704,894
NXP Semiconductors NV (a)	1,551,000	125,739,570
Qorvo, Inc. (a)	4,409,995	222,307,848
Qualcomm, Inc.	1,033,829	52,870,015
Semtech Corp. (a)	1,263,744	27,789,731
		570,129,951
Software - 4.6%
Activision Blizzard, Inc.	1,037,573	35,111,470
Adobe Systems, Inc. (a)	592,429	55,569,840
Autodesk, Inc. (a)	4,444,300	259,147,133
Electronic Arts, Inc. (a)	1,393,100	92,097,841
Fleetmatics Group PLC (a)	459,489	18,705,797
HubSpot, Inc. (a)	228,343	9,960,322
Imperva, Inc. (a)	125,320	6,328,660
Microsoft Corp.	2,436,913	134,590,705
Mobileye NV (a)(b)	278,900	10,400,181
Salesforce.com, Inc. (a)	2,036,757	150,373,769
Tableau Software, Inc. (a)	118,100	5,417,247
Varonis Systems, Inc. (a)(b)	762,445	13,914,621
Zendesk, Inc. (a)	1,231,258	25,770,230
		817,387,816
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	4,509,692	491,511,331
EMC Corp.	2,820,700	75,171,655
HP, Inc.	7,492,500	92,307,600
SanDisk Corp.	194,900	14,827,992
		673,818,578

TOTAL INFORMATION TECHNOLOGY		3,548,933,836

MATERIALS - 3.8%
Chemicals - 3.1%
CF Industries Holdings, Inc.	646,100	20,248,774
E.I. du Pont de Nemours & Co.	1,981,800	125,487,576
Eastman Chemical Co.	800,341	57,808,630
Ecolab, Inc.	2,179,894	243,101,779
PPG Industries, Inc.	552,300	61,575,927
W.R. Grace & Co. (a)	492,922	35,086,188
		543,308,874
Construction Materials - 0.2%
Eagle Materials, Inc.	508,159	35,627,027
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	2,654,433	34,109,464
WestRock Co.	1,482,740	57,871,342
		91,980,806

TOTAL MATERIALS		670,916,707

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	6,165,668	241,509,216
Cogent Communications Group, Inc.	411,039	16,042,852
Frontier Communications Corp.	527,500	2,948,725
inContact, Inc. (a)	1,547,317	13,755,648
Level 3 Communications, Inc. (a)	752,986	39,795,310
SBA Communications Corp. Class A (a)	50,100	5,018,517
Verizon Communications, Inc.	2,157,268	116,665,053
Zayo Group Holdings, Inc. (a)	267,100	6,474,504
		442,209,825
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	196,900	7,541,270
Telephone & Data Systems, Inc.	247,303	7,441,347
		14,982,617

TOTAL TELECOMMUNICATION SERVICES		457,192,442

UTILITIES - 3.4%
Electric Utilities - 2.0%
Edison International	628,426	45,177,545
Exelon Corp.	2,867,192	102,817,505
FirstEnergy Corp.	501,190	18,027,804
NextEra Energy, Inc.	1,055,950	124,961,123
PPL Corp.	1,783,572	67,900,586
		358,884,563
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	526,052	6,843,937
NRG Yield, Inc. Class C (b)	532,400	7,581,376
		14,425,313
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	421,100	8,809,412
Dominion Resources, Inc.	1,031,931	77,518,657
PG&E Corp.	994,834	59,411,486
Sempra Energy	819,750	85,294,988
		231,034,543

TOTAL UTILITIES		604,344,419

TOTAL COMMON STOCKS
(Cost $14,649,629,543)		17,554,206,274

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	330,300	6,477,183
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)	299,866	2,171,030
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,529,998)		8,648,213
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.31% 4/7/16 to 5/12/16 (f)
(Cost $5,678,637)	5,680,000	5,679,402
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.39% (g)	358,315,344	$358,315,344
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	216,574,990	216,574,990
TOTAL MONEY MARKET FUNDS
(Cost $574,890,334)		574,890,334
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $15,251,728,512)		18,143,424,223
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(230,344,076)
NET ASSETS - 100%		$17,913,080,147

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
569 CME E-mini S&P 500 Index Contracts (United States)	June 2016	58,365,175	$1,621,907

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,608,818 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,853,654.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$259,719
Fidelity Securities Lending Cash Central Fund	869,839
Total	$1,129,558

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$45,362,676	$9,214,324	$--	$435,812	$59,724,992
Opower, Inc.	30,209,636	972,779	--	--	20,273,785
Total	$75,572,312	$10,187,103	$--	$435,812	$79,998,777

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,408,172,574	$2,405,734,786	$--	$2,437,788
Consumer Staples	1,848,246,626	1,848,246,626	--	--
Energy	1,207,884,799	1,207,884,799	--	--
Financials	2,703,015,227	2,703,015,227	--	--
Health Care	2,459,832,681	2,459,832,681	--	--
Industrials	1,652,144,146	1,652,144,146	--	--
Information Technology	3,551,104,866	3,538,036,988	10,896,848	2,171,030
Materials	670,916,707	670,916,707	--	--
Telecommunication Services	457,192,442	457,192,442	--	--
Utilities	604,344,419	604,344,419	--	--
U.S. Government and Government Agency Obligations	5,679,402	--	5,679,402	--
Money Market Funds	574,890,334	574,890,334	--	--
Total Investments in Securities:	$18,143,424,223	$18,122,239,155	$16,576,250	$4,608,818
Derivative Instruments:
Assets
Futures Contracts	$1,621,907	$1,621,907	$--	$--
Total Assets	$1,621,907	$1,621,907	$--	$--
Total Derivative Instruments:	$1,621,907	$1,621,907	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $15,317,299,297. Net unrealized appreciation aggregated $2,826,124,926, of which $3,643,430,397 related to appreciated investment securities and $817,305,471 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016